Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of the deferred tax assets and liabilities

	December 31,
	2017	2016

Deferred tax assets (liabilities):
Reserves	$12	$35
Property and equipment	80	171
Accrued expenses	619	1,034
Severance	56	39
Non-qualified stock options	268	420
Net foreign carryforwards	1,906	1,844
Net operating loss and credit carryforwards	6,801	8,054
Intangibles	605	907

Total deferred tax assets	10,347	12,504
Valuation allowance	(10,896)	(13,114)

Net deferred tax liabilities	$(549)	$(610)

Summary of tax provision

	Year ended December 31,
	2017	2016
Tax provision summary
State income tax	$21	$18
Deferred tax benefit, release of valuation allowance	-	(635)
Deferred tax benefit - federal	2,382	(1,101)
Deferred tax benefit - state	(149)	(89)
Deferred tax benefit - foreign	(75)	(453)
Change in valuation allowance	(2,218)	1,895
Tax (benefit)/expense	$(39)	$(365)

Summary of reconciliation statutory income tax

	2017	2016
Federal statutory rate	-34.00%	-34.00%
State taxes	-2.44%	-2.75%
Foreign rate differential	-0.08%	3.11%
Other	3.55%	1.68%
Impact of Tax Act	3.10%	0%
Changes in valuation allowance	-37.79%	36.72%
Effective tax rate	-67.66%	4.80%